Basis for consolidation (Tables)	12 Months Ended
Dec. 31, 2023
Basis For Consolidation
Schedule of controlled entities and investment funds

		Number of Shares or Units Held (in Thousands)			12/31/2023
Investments	Business Segment	Ordinary Shares and Quotas	Preferred Shares	Equity interest of Banco Santander	Ownership Interest
Controlled by Banco Santander
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	50,159	-	100.00%	100.00%
Ben Benefícios e Serviços Instituição de Pagamentos S.A. (BEN Benefícios)	Payment Solution	90,000	-	100.00%	100.00%
Esfera Fidelidade S.A.	Services Provision	10,001	-	100.00%	100.00%
GIRA - Gestão Integrada de Recebíveis do Agronegócio S.A. (GIRA)	Technology	381	-	80.00%	80.00%
EmDia Serviços Especializados em Cobrança Ltda	Debt Collection and Credit Recovery Management	257,306	-	100.00%	100.00%
Return Capital S.A.	Debt Collection and Credit Recovery Management	33,693	-	100.00%	100.00%
Rojo Entretenimento S.A.	Service Provision	7,417	-	94.60%	94.60%
Sanb Promotora de Vendas e Cobrança Ltda.	Provision of Digital Media Services	71,181	-	100.00%	100.00%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	23,538,159	-	100.00%	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Consortium	872,186	-	100.00%	100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)	Brokerage	14,067,640	14,067,640	99.99%	99.99%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)	Brokerage	7,184	-	100.00%	100.00%
Santander Holding Imobiliária S.A.	Holding	558,601	-	100.00%	100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	164	-	100.00%	100.00%
F1RST Tecnologia e Inovação Ltda.	Provision of Technology Services	241,941	-	100.00%	100.00%
SX Negócios Ltda.	Provision of Call Center Services	75,050	-	100.00%	100.00%
Tools Soluções e Serviços Compartilhados LTDA	Service Provision	192,000	-	100.00%	100.00%
Aymoré CFI Subsidiaries
Banco Hyundai Capital Brasil S.A.	Bank	150,000	-	0.00%	50.00%
Solution 4Fleet Consultoria Empresarial S.A. (Solution 4Fleet)	Tecnology	328	-	0.00%	80.00%
Subsidiary of Santander Leasing
Banco Bandepe S.A.	Bank	3,589	-	0.00%	100.00%
Santander Distribuidora de Títulos e Valores Mobiliários S.A. (Santander DTVM)	Securities Dealer	461	-	0.00%	100.00%
Subsidiaries of Sancap
Santander Capitalização S.A.	Capitalization	64,615	-	0.00%	100.00%
Evidence Previdência S.A.	Pension	42,819,564	-	0.00%	100.00%
Subsidiary of Santander Holding Imobiliária S.A.
Summer Empreendimentos Ltda.	Real Estate	17,084	-	0.00%	100.00%
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	Technology	4,231	-	0.00%	100.00%
Subsidiary of Santander Distribuidora de Títulos e Valores Mobiliários S.A.
Toro Corretora de Títulos e de Valores Mobiliários Ltda. (Toro CTVM)	Brokerage	21,559	-	0.00%	62.51%
Toro Investimentos S.A.	Investments	44,101	-	0.00%	2.06%
Subsidiary of Toro Corretora de Títulos e de Valores Mobiliários Ltda.
Toro Investimentos S.A.	Investments	228,461	-	0.00%	96.57%
Jointly Controlled by Sancap
Santander Auto S.A.	Technology	22,452	-	0.00%	50.00%
Subsidiary of Toro Investimentos S.A.
Toro Asset Management S.A.	Investments	918,264	-	0.00%	100.00%
Mobills Labs Soluções em Tecnologia Ltda.	Technology	1,122,000	-	0.00%	100.00%
Subsidiary of Toro Asset Management S.A.
Mobills Corretora De Seguros Ltda.	Brokerage	3,010	-	0.00%	100.00%

Schedule of acquisition consideration

Transaction date: 01/03/2024
Allocated price	384,065
Shareholders’ Equity (a)	127,057
Surplus - Intangible assets (fair value) (b)	72,538
Brand (c)	37,700
Software (d)	19,057
Customer portfolio (e)	12,044
Non-competition (f)	3,737
Identified assets	199,595
Goodwill	184,470

Total equity acquired	127,057
Added value of assets	72,538
Goodwill generated in the transaction	184,470
Total net consideration	384,065

(a) Amount consisting of R$134,249 of intangibles, R$8,960 of other assets, R$16,152 of miscellaneous obligations.

(b) The Company identified the allocation of tangible and intangible assets in the acquisition (business combination) measured at fair value according to the preparation of a report issued by an independent company.

(c) Toro's brand is relevant in the market and recognized by Customers and, therefore, was identified as an intangible asset. For its evaluation, the profitability approach (“Income approach”) was used using the avoided royalties method (“Relief from royalties”).

(d) Toro has a relevant technological platform within its operational context. From the Management perspective, there is a relevant value of this intangible. To evaluate the software, the Income approach was used, more specifically the excess profitability method in multiple periods.

(e) Toro has a client portfolio built since its founding in 2010, which involves a variety of investment-related products. Therefore, customer relationships generate an economic benefit, and thus, it was identified as an intangible asset. For its evaluation, the profitability approach (“Income approach”) was used, more specifically the excess profitability method in multiple periods

(f) The signatories to the Toro Shareholders Agreement have signed a Non-Competition Agreement within the SPA. Therefore, it is understood that the Non-Competition Agreement still has value for any market participants in the Company's segment. The agreement has a stipulated term of 5 years, after the closing date. For its evaluation, the Income approach was used using the Incremental Cash Flow method.